UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22040

Name of Fund: MLP & Strategic Equity Fund Inc.

Fund Address: P.O. Box 9011
              Princeton, NJ  08543-9011

Name and address of agent for service: Mitchell M. Cox, Chief Executive Officer,
      MLP & Strategic Equity Fund Inc., 4 World Financial Center, 6th Floor, New York, New York 10080.

Registrant's telephone number, including area code: (877) 449-4742

Date of fiscal year end: 10/31/2008

Date of reporting period: 05/01/2008 - 07/31/2008

Item 1 - Schedule of Investments

MLP & Strategic Equity Fund Inc.
Schedule of Investments as of July 31, 2008 (Unaudited)

                                                                                                         Units
Industry                           Master Limited Partnerships & MLP Affiliates                           Held            Value
-----------------------------------------------------------------------------------------------------------------------------------
Energy Equipment &                 Exterran Partners LP                                                 39,000        $     999,180
Services - 0.5%
-----------------------------------------------------------------------------------------------------------------------------------
Gas Utilities - 6.1%               Amerigas Partners LP                                                117,023            3,715,480
                                   Ferrellgas Partners LP                                              134,818            2,664,004
                                   Spectra Energy Partners LP                                          168,710            3,996,740
                                   Suburban Propane Partners LP                                         64,246            2,481,181
                                                                                                                      -------------
                                                                                                                         12,857,405
-----------------------------------------------------------------------------------------------------------------------------------
Oil, Gas & Consumable              Alliance Resource Partners LP                                        82,935            3,994,979
Fuels - 92.0%                      Atlas Energy Resources LLC                                          129,000            4,576,920
                                   Atlas Pipeline Holdings LP                                          116,065            4,017,010
                                   Boardwalk Pipeline Partners LP                                      280,490            6,636,393
                                   BreitBurn Energy Partners LP - Common Units                          44,365              762,191
                                   BreitBurn Energy Partners LP - Common Units (b)                      78,870            1,348,217
                                   Buckeye Partners LP                                                 100,670            4,244,247
                                   Calumet Specialty Products Partners LP                               42,088              586,707
                                   Cheniere Energy Partners LP                                         347,752            2,656,825
                                   Constellation Energy Partners LLC                                    19,457              359,955
                                   Copano Energy LLC Class E Units (b)                                  11,804              365,332
                                   Copano Energy LLC Common Units                                      118,194            3,704,199
                                   Crosstex Energy LP                                                   95,781            2,550,648
                                   DCP Midstream Partners LP                                            56,890            1,719,216
                                   Duncan Energy Partners LP                                            52,890              972,118
                                   EV Energy Partner LP                                                 32,120              907,390
                                   Eagle Rock Energy Partners LP                                       169,308            2,598,878
                                   El Paso Pipeline Partners LP                                        200,000            3,900,000
                                   Enbridge Energy Management LLC (d)                                  114,890            5,920,282
                                   Enbridge Energy Partners LP                                          64,030            3,184,852
                                   Encore Energy Partners LP                                            50,000            1,193,500
                                   Energy Transfer Equity LP                                           304,457            9,048,462
                                   Energy Transfer Partners LP                                         140,000            5,986,400
                                   Enterprise Products Partners LP                                     566,482           16,852,839
                                   Genesis Energy LP                                                    66,685            1,231,672
                                   Global Partners LP                                                   23,002              320,418
                                   Hiland Partners LP                                                   22,805            1,042,188
                                   Holly Energy Partners LP                                             35,939            1,259,303
                                   Inergy LP                                                           108,035            2,745,169
                                   K-Sea Transportation Partners LP                                     19,659              589,770
                                   Kinder Morgan Management LLC (a)(d)                                 379,592           20,843,391
                                   Legacy Reserves LP                                                   46,143              992,074
                                   Linn Energy LLC Common Units                                        239,987            5,234,116
                                   Magellan Midstream Partners LP                                      162,340            5,873,461
                                   MarkWest Energy Partners LP                                          88,030            2,909,391
                                   Martin Midstream Partners LP                                         33,561            1,048,110
                                   Natural Resource Partners LP                                        130,475            4,946,307

MLP & Strategic Equity Fund Inc.
Schedule of Investments as of July 31, 2008 (Unaudited)

                                                                                                         Units
Industry                           Master Limited Partnerships & MLP Affiliates                           Held            Value
-----------------------------------------------------------------------------------------------------------------------------------
                                   Nustar Energy LP                                                     95,380        $   4,377,942
                                   ONEOK Partners LP                                                   193,650           10,482,274
                                   OSG America LP                                                       60,000              798,000
                                   Penn Virginia Resource Partners LP                                   97,215            2,368,157
                                   Plains All American Pipeline LP                                     246,319           11,347,916
                                   Quest Energy Partners LP                                             34,360              524,677
                                   Regency Energy Partners LP                                          144,875            3,582,759
                                   SemGroup Energy Partners LP                                          65,530              571,422
                                   Sunoco Logistics Partners LP                                         71,485            3,452,011
                                   TC PipeLines LP                                                      89,025            3,065,131
                                   TEPPCO Partners LP                                                  192,910            5,904,975
                                   Targa Resources Partners LP                                         109,585            2,468,950
                                   Teekay LNG Partners LP                                               78,665            1,959,545
                                   Transmontaigne Partners LP                                           28,396              709,900
                                   U.S. Shipping Partners LP                                            14,925               39,402
                                   Vanguard Natural Resources LLC                                       21,733              335,123
                                   Williams Partners LP                                                 97,285            2,910,767
                                   Williams Pipeline Partners LP                                        73,840            1,254,542
                                                                                                                      -------------
                                                                                                                        193,276,423
-----------------------------------------------------------------------------------------------------------------------------------
                                   Total Master Limited Partnerships & MLP Affiliates
                                   (Cost - $242,801,058) - 98.6%                                                        207,133,008
-----------------------------------------------------------------------------------------------------------------------------------

                                                                                                        Shares
                                   Common Stocks                                                          Held
-----------------------------------------------------------------------------------------------------------------------------------
Aerospace & Defense - 1.2%         Alliant Techsystems, Inc. (a)                                        17,121            1,694,808
                                   Precision Castparts Corp.                                             9,636              900,291
                                                                                                                      -------------
                                                                                                                          2,595,099
-----------------------------------------------------------------------------------------------------------------------------------
Air Freight & Logistics - 1.4%     FedEx Corp.                                                          36,807            2,901,864
-----------------------------------------------------------------------------------------------------------------------------------
Auto Components - 0.3%             The Goodyear Tire & Rubber Co. (a)                                   23,050              452,472
                                   TRW Automotive Holdings Corp. (a)                                     5,894              109,334
                                                                                                                      -------------
                                                                                                                            561,806
-----------------------------------------------------------------------------------------------------------------------------------
Automobiles - 0.5%                 Ford Motor Co. (a)                                                  212,745            1,021,176
-----------------------------------------------------------------------------------------------------------------------------------
Biotechnology - 12.0%              Amgen, Inc. (a)                                                     239,773           15,016,983
                                   Genentech, Inc. (a)                                                  91,154            8,682,418
                                   Genzyme Corp. (a)                                                    18,842            1,444,239
                                                                                                                      -------------
                                                                                                                         25,143,640
-----------------------------------------------------------------------------------------------------------------------------------
Building Products - 0.0%           USG Corp. (a)                                                         1,908               54,760
-----------------------------------------------------------------------------------------------------------------------------------
Capital Markets - 6.5%             E*Trade Financial Corp. (a)                                         103,466              312,467
                                   Franklin Resources, Inc.                                             20,046            2,016,828
                                   The Goldman Sachs Group, Inc.                                        57,737           10,625,917
                                   Lehman Brothers Holdings, Inc.                                       46,290              802,669
                                                                                                                      -------------
                                                                                                                         13,757,881
-----------------------------------------------------------------------------------------------------------------------------------
Chemicals - 1.2%                   The Mosaic Co.                                                       14,678            1,867,188
                                   OM Group, Inc. (a)                                                   18,471              620,626
                                                                                                                      -------------
                                                                                                                          2,487,814
-----------------------------------------------------------------------------------------------------------------------------------

MLP & Strategic Equity Fund Inc.
Schedule of Investments as of July 31, 2008 (Unaudited)

                                                                                                        Shares
Industry                           Common Stocks                                                          Held            Value
-----------------------------------------------------------------------------------------------------------------------------------
Commercial Services &              Monster Worldwide, Inc. (a)                                           1,131        $      20,064
Supplies - 0.2%                    Stericycle, Inc. (a)                                                  7,347              438,983
                                                                                                                      -------------
                                                                                                                            459,047
-----------------------------------------------------------------------------------------------------------------------------------
Communications                     Cisco Systems, Inc. (a)                                             470,593           10,348,340
Equipment - 5.2%                   Corning, Inc.                                                         2,216               44,342
                                   EchoStar Holding Corp. (a)                                            8,869              283,719
                                   Motorola, Inc.                                                       20,212              174,632
                                                                                                                      -------------
                                                                                                                         10,851,033
-----------------------------------------------------------------------------------------------------------------------------------
Computers &                        Apple, Inc. (a)                                                      74,427           11,830,172
Peripherals - 11.2%                Dell, Inc. (a)                                                      283,300            6,960,681
                                   EMC Corp. (a)                                                       263,097            3,949,086
                                   NCR Corp. (a)                                                        16,860              452,860
                                   Teradata Corp. (a)                                                   16,859              394,833
                                                                                                                      -------------
                                                                                                                         23,587,632
-----------------------------------------------------------------------------------------------------------------------------------
Construction &                     Foster Wheeler Ltd. (a)                                               6,582              373,660
Engineering - 1.0%                 Jacobs Engineering Group, Inc. (a)                                   17,427            1,347,804
                                   The Shaw Group, Inc. (a)                                              6,288              363,446
                                                                                                                      -------------
                                                                                                                          2,084,910
-----------------------------------------------------------------------------------------------------------------------------------
Consumer Finance - 1.9%            Capital One Financial Corp.                                          95,183            3,984,360
-----------------------------------------------------------------------------------------------------------------------------------
Containers & Packaging - 0.3%      Pactiv Corp. (a)                                                     22,446              541,173
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Consumer               Apollo Group, Inc. Class A (a)                                       60,947            3,796,389
Services - 1.8%
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Telecommunication      Qwest Communications International Inc.                             185,885              711,940
Services - 0.3%
-----------------------------------------------------------------------------------------------------------------------------------
Electric Utilities - 1.2%          Allegheny Energy, Inc.                                               50,393            2,439,021
-----------------------------------------------------------------------------------------------------------------------------------
Electronic Equipment &             Agilent Technologies, Inc. (a)                                       48,088            1,734,053
Instruments - 2.2%                 Arrow Electronics, Inc. (a)                                          14,957              481,915
                                   Ingram Micro, Inc. Class A (a)                                       81,179            1,496,129
                                   Mettler Toledo International, Inc. (a)                                4,626              497,341
                                   Vishay Intertechnology, Inc. (a)                                     49,954              448,087
                                                                                                                      -------------
                                                                                                                          4,657,525
-----------------------------------------------------------------------------------------------------------------------------------
Energy Equipment &                 Cameron International Corp. (a)                                     156,193            7,459,778
Services - 14.3%                   FMC Technologies, Inc. (a)                                           46,535            2,874,932
                                   Nabors Industries Ltd. (a)                                          113,792            4,148,856
                                   National Oilwell Varco, Inc. (a)                                     24,627            1,936,421
                                   Noble Corp.                                                          68,880            3,572,806
                                   SEACOR Holdings, Inc. (a)                                            23,826            1,993,521
                                   Schlumberger Ltd.                                                     6,878              698,805
                                   Weatherford International Ltd. (a)                                  197,504            7,451,826
                                                                                                                      -------------
                                                                                                                         30,136,945
-----------------------------------------------------------------------------------------------------------------------------------
Food Products - 0.3%               Dean Foods Co. (a)                                                   16,205              345,167
                                   Smithfield Foods, Inc. (a)                                           14,740              316,615
                                                                                                                      -------------
                                                                                                                            661,782
-----------------------------------------------------------------------------------------------------------------------------------
Health Care Equipment &            Zimmer Holdings, Inc. (a)                                            13,813              951,854
Supplies - 0.4%
-----------------------------------------------------------------------------------------------------------------------------------

MLP & Strategic Equity Fund Inc.
Schedule of Investments as of July 31, 2008 (Unaudited)

                                                                                                        Shares
Industry                           Common Stocks                                                          Held            Value
-----------------------------------------------------------------------------------------------------------------------------------
Health Care Providers &            Aetna, Inc.                                                          66,558        $   2,729,544
Services - 15.2%                   Cigna Corp.                                                         139,335            5,158,182
                                   Coventry Health Care, Inc. (a)                                       13,715              485,100
                                   Express Scripts, Inc. (a)                                            44,099            3,110,743
                                   Laboratory Corp. of America Holdings (a)                             10,490              708,914
                                   Lincare Holdings, Inc. (a)                                            7,205              232,145
                                   Medco Health Solutions, Inc. (a)                                     32,282            1,600,542
                                   UnitedHealth Group, Inc.                                            279,556            7,849,932
                                   WellPoint, Inc. (a)                                                 190,237            9,977,931
                                                                                                                      -------------
                                                                                                                         31,853,033
-----------------------------------------------------------------------------------------------------------------------------------
Health Care Technology - 0.0%      Cerner Corp. (a)                                                      1,331               59,442
-----------------------------------------------------------------------------------------------------------------------------------
Hotels, Restaurants &              Jack in the Box, Inc. (a)                                             3,025               65,280
Leisure - 0.6%                     Las Vegas Sands Corp. (a)                                             6,963              316,956
                                   MGM Mirage (a)                                                       20,136              584,347
                                   Starbucks Corp. (a)                                                  13,530              198,756
                                                                                                                      -------------
                                                                                                                          1,165,339
-----------------------------------------------------------------------------------------------------------------------------------
Household Durables - 0.3%          Mohawk Industries, Inc. (a)                                           9,782              576,845
-----------------------------------------------------------------------------------------------------------------------------------
Household Products - 0.2%          Energizer Holdings, Inc. (a)                                          6,980              497,953
-----------------------------------------------------------------------------------------------------------------------------------
IT Services - 1.8%                 Cognizant Technology Solutions Corp. (a)                              9,568              268,574
                                   Computer Sciences Corp. (a)                                          48,955            2,318,998
                                   DST Systems, Inc. (a)                                                 6,961              420,653
                                   Fiserv, Inc. (a)                                                     14,142              676,270
                                                                                                                      -------------
                                                                                                                          3,684,495
-----------------------------------------------------------------------------------------------------------------------------------
Independent Power Producers &      The AES Corp. (a)                                                   208,219            3,360,655
Energy Traders - 4.7%              Mirant Corp. (a)                                                    103,432            3,166,054
                                   NRG Energy, Inc. (a)                                                 93,177            3,381,393
                                                                                                                      -------------
                                                                                                                          9,908,102
-----------------------------------------------------------------------------------------------------------------------------------
Insurance - 4.7%                   American International Group, Inc.                                  117,608            3,063,688
                                   Arch Capital Group Ltd. (a)                                          49,769            3,470,392
                                   The Progressive Corp.                                               160,937            3,258,974
                                                                                                                      -------------
                                                                                                                          9,793,054
-----------------------------------------------------------------------------------------------------------------------------------
Internet Software &                eBay, Inc. (a)                                                      166,427            4,188,968
Services - 4.1%                    Google, Inc. Class A (a)                                              9,205            4,360,869
                                                                                                                      -------------
                                                                                                                          8,549,837
-----------------------------------------------------------------------------------------------------------------------------------
Machinery - 1.7%                   Danaher Corp.                                                        36,379            2,897,587
                                   Terex Corp. (a)                                                      14,912              705,785
                                                                                                                      -------------
                                                                                                                          3,603,372
-----------------------------------------------------------------------------------------------------------------------------------
Media - 6.4%                       Comcast Corp. Class A                                               205,094            4,229,038
                                   The DIRECTV Group, Inc. (a)                                          93,725            2,532,449
                                   DISH Network Corp. (a)                                               44,341            1,304,512
                                   Liberty Media Corp. - Entertainment Class A (a)                     185,308            4,562,283
                                   Liberty Media Holding Corp. - Capital (a)                            46,327              719,922
                                                                                                                      -------------
                                                                                                                         13,348,204
-----------------------------------------------------------------------------------------------------------------------------------
Metals & Mining - 2.7%             Century Aluminum Co. (a)                                             16,077              955,295
                                   Freeport-McMoRan Copper & Gold, Inc. Class B                          6,066              586,886

MLP & Strategic Equity Fund Inc.
Schedule of Investments as of July 31, 2008 (Unaudited)

                                                                                                        Shares
Industry                           Common Stocks                                                          Held            Value
-----------------------------------------------------------------------------------------------------------------------------------
                                   Nucor Corp.                                                          20,564        $   1,176,672
                                   United States Steel Corp.                                            17,984            2,883,914
                                                                                                                      -------------
                                                                                                                          5,602,767
-----------------------------------------------------------------------------------------------------------------------------------
Multiline Retail - 2.5%            Dollar Tree, Inc. (a)                                                11,219              420,713
                                   Kohl's Corp. (a)                                                    116,968            4,902,129
                                                                                                                      -------------
                                                                                                                          5,322,842
-----------------------------------------------------------------------------------------------------------------------------------
Office Electronics - 1.4%          Xerox Corp.                                                         210,923            2,876,990
-----------------------------------------------------------------------------------------------------------------------------------
Oil, Gas & Consumable              Forest Oil Corp. (a)                                                  1,739               99,175
Fuels - 0.5%                       Newfield Exploration Co. (a)                                         19,788              969,216
                                                                                                                      -------------
                                                                                                                          1,068,391
-----------------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals - 1.3%             Forest Laboratories, Inc. (a)                                        78,115            2,773,864
-----------------------------------------------------------------------------------------------------------------------------------
Semiconductors & Semiconductor     Lam Research Corp. (a)                                               35,837            1,178,679
Equipment - 0.6%
-----------------------------------------------------------------------------------------------------------------------------------
Software - 6.5%                    Adobe Systems, Inc. (a)                                               8,740              361,399
                                   Autodesk, Inc. (a)                                                   10,805              344,571
                                   Cadence Design Systems, Inc. (a)                                     89,274              659,735
                                   Electronic Arts, Inc. (a)                                            45,249            1,953,852
                                   Intuit, Inc. (a)                                                     21,800              595,794
                                   Oracle Corp. (a)                                                    454,673            9,789,110
                                                                                                                      -------------
                                                                                                                         13,704,461
-----------------------------------------------------------------------------------------------------------------------------------
Specialty Retail - 3.1%            AutoNation, Inc. (a)                                                 26,874              277,340
                                   AutoZone, Inc. (a)                                                   20,771            2,706,254
                                   Bed Bath & Beyond, Inc. (a)                                         128,444            3,574,597
                                                                                                                      -------------
                                                                                                                          6,558,191
-----------------------------------------------------------------------------------------------------------------------------------
Textiles, Apparel & Luxury         Coach, Inc. (a)                                                      20,871              532,419
Goods - 0.2%
-----------------------------------------------------------------------------------------------------------------------------------
Wireless Telecommunication         American Tower Corp. Class A (a)                                     12,256              513,526
Services - 0.6%                    Crown Castle International Corp. (a)                                 10,928              417,450
                                   Leap Wireless International, Inc. (a)                                 6,773              292,119
                                   NII Holdings, Inc. (a)                                                2,516              137,525
                                                                                                                      -------------
                                                                                                                          1,360,620
-----------------------------------------------------------------------------------------------------------------------------------
                                   Total Common Stocks (Cost - $284,632,377) - 122.5%                                   257,406,551
-----------------------------------------------------------------------------------------------------------------------------------
                                   Short-Term Securities
-----------------------------------------------------------------------------------------------------------------------------------
                                   SSgA Prime Money Market Fund, 2.45% (c)                           1,973,472            1,973,472
-----------------------------------------------------------------------------------------------------------------------------------
                                   Total Short-Term Securities (Cost - $1,973,472) - 1.0%                                 1,973,472
-----------------------------------------------------------------------------------------------------------------------------------
                                   Total Investments (Cost - $529,406,907*) - 222.1%                                    466,513,031

                                   Liabilities in Excess of Other Assets - (122.1%)                                    (256,426,143)
                                                                                                                      -------------
                                   Net Assets - 100.0%                                                                $ 210,086,888
                                                                                                                      =============

* The cost and unrealized appreciation (depreciation) of investments as of July 31, 2008, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                              $ 529,406,907
                                                                  =============
      Gross unrealized appreciation                               $  26,236,928
      Gross unrealized depreciation                                 (89,130,804)
                                                                  -------------
      Net unrealized depreciation                                 $ (62,893,876)
                                                                  =============

MLP & Strategic Equity Fund Inc.
Schedule of Investments as of July 31, 2008 (Unaudited)

(a)   Non-income producing security.
(b) Restricted securities as to resale, representing 0.8% of net assets were as follows:

      --------------------------------------------------------------------------
                                         Acquisition
      Issue                                Date(s)       Cost      Fair Value
      --------------------------------------------------------------------------
      BreitBurn Energy Partners LP -
        Common Units                     11/01/2007   $ 2,019,466    $ 1,348,217
      Copano Energy LLC Class E Units    10/19/2007       375,013        365,332
      --------------------------------------------------------------------------
      Total                                           $ 2,394,479    $ 1,713,549
                                                      ==========================

(c)   Represents the current yield as of July 31, 2008.
(d) Represents a pay-in-kind security, which may pay dividends in additional units.
o For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for the purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.
o     Variable prepaid forward contracts as of July 31, 2008 were as follows:

      -------------------------------------------------------------------------------------------------------------
      Notional                                                                          Valuation
      Amount                       Issue (a)                    Counterparty              Date             Value
      -------------------------------------------------------------------------------------------------------------
       $44,000,000      Basket of Securities, Tranche 4       HSBC Bank USA, NA         8/01/2008     $ (38,811,476)
       $44,000,000      Basket of Securities, Tranche 5       HSBC Bank USA, NA         8/04/2008       (38,811,476)
       $40,064,922      Basket of Securities, Tranche 1       HSBC Bank USA, NA         8/07/2008       (35,974,614)
       $40,064,922      Basket of Securities, Tranche 2       HSBC Bank USA, NA         8/08/2008       (35,974,614)
       $40,064,922      Basket of Securities, Tranche 3       HSBC Bank USA, NA         8/11/2008       (35,974,614)
       $40,064,922      Basket of Securities, Tranche 4       HSBC Bank USA, NA         8/12/2008       (35,974,614)
       $40,064,922      Basket of Securities, Tranche 5       HSBC Bank USA, NA         8/13/2008       (35,974,614)
      -------------------------------------------------------------------------------------------------------------
      Total (Proceeds - $285,441,366)                                                                 $(257,496,022)
                                                                                                      =============

(a)   Non-income producing securities.

Item 2 -    Controls and Procedures

2(a) - The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 -    Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MLP & Strategic Equity Fund Inc.


By: /s/ Mitchell M. Cox
    --------------------
    Mitchell M. Cox
    Chief Executive Officer (principal executive officer) of
    MLP & Strategic Equity Fund Inc.

Date: September 25, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Mitchell M. Cox
    --------------------
    Mitchell M. Cox
    Chief Executive Officer (principal executive officer) of
    MLP & Strategic Equity Fund Inc.

Date: September 25, 2008


By: /s/ James E. Hillman
    --------------------
    James E. Hillman
    Chief Financial Officer (principal financial officer) of
    MLP & Strategic Equity Fund Inc.

Date: September 25, 2008